Document and Entity Information	Jun. 23, 2021
Prospectus:
Document Type	497
Document Period End Date	Jun. 23, 2021
Registrant Name	LAZARD RETIREMENT SERIES INC
Entity Central Index Key	0001033669
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 23, 2021
Document Effective Date	Jun. 23, 2021
Prospectus Date	Jun. 23, 2021